Acquisitions (Pending 2015 Acquisition and 2014 Acquisition) (Narrative) (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions									12 Months Ended
	Dec. 09, 2014 USD ($)	Dec. 03, 2014 EUR (€) € / shares	Dec. 03, 2014 USD ($) $ / shares shares	Nov. 19, 2014 EUR (€) shares	Nov. 19, 2014 USD ($) shares	Nov. 11, 2014 EUR (€) € / shares shares	Nov. 11, 2014 USD ($) $ / shares shares	Oct. 10, 2014	Dec. 31, 2014 USD ($)	Jun. 30, 2015	Dec. 03, 2014 USD ($)	Nov. 10, 2014 shares
Business Acquisition [Line Items]
Impact of Statutory Squeeze-out | $									$ 416.7
Additional paid-in capital [Member]
Business Acquisition [Line Items]
Impact of Statutory Squeeze-out | $									$ (663.8)
Ziggo Acquisition [Member]
Business Acquisition [Line Items]
Equity interest acquired (in shares)						136,603,794	136,603,794
Business acquisition percentage of additional voting interests acquired							88.90%
Business acquisition, cash consideration | $							$ 1,872.9
Number of common stock shares owned (in shares)												41,329,850
Cash acquired from acquisition | $							$ 16.8
Weighted average useful life of acquired intangible assets						10 years	10 years
Acquisition costs | $							$ 84.1
Ziggo Acquisition [Member] | Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Business acquisition consideration issued (in shares)						31,172,985	31,172,985
Ziggo Acquisition [Member] | Class C Ordinary Shares [Member]
Business Acquisition [Line Items]
Business acquisition consideration issued (in shares)						76,907,936	76,907,936
Ziggo NCI Acquisition [Member]
Business Acquisition [Line Items]
Equity interest acquired (in shares)				18,998,057	18,998,057
Ownership percentage				98.40%	98.40%
Business acquisition, cash consideration				€ 209.0	$ 260.7
Ziggo NCI Acquisition [Member] | Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Business acquisition consideration issued (in shares)				4,335,357	4,335,357
Ziggo NCI Acquisition [Member] | Class C Ordinary Shares [Member]
Business Acquisition [Line Items]
Business acquisition consideration issued (in shares)				10,695,906	10,695,906
Ziggo Merger Agreement [Member]
Business Acquisition [Line Items]
Equity interest transferred in cash (in dollars per share) | (per share)						€ 11.00	$ 13.71
Ziggo Merger Agreement [Member] | Film1 [Member]
Business Acquisition [Line Items]
Commitment term								3 years
Ziggo Merger Agreement [Member] | Netherlands Network [Member]
Business Acquisition [Line Items]
Commitment term								8 years
Ziggo Merger Agreement [Member] | Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Equity interest transferred (in dollars per share) | $ / shares							0.2282
Ziggo Merger Agreement [Member] | Class C Ordinary Shares [Member]
Business Acquisition [Line Items]
Equity interest transferred (in dollars per share) | $ / shares							$ 0.5630
Ziggo Acquisition and Ziggo NCI Acquisition [Member]
Business Acquisition [Line Items]
Business acquisition, cash consideration						€ 1,711.6	$ 2,133.6
Ziggo Acquisition and Ziggo NCI Acquisition [Member] | Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Business acquisition consideration issued (in shares)						35,508,342	35,508,342
Ziggo Acquisition and Ziggo NCI Acquisition [Member] | Class C Ordinary Shares [Member]
Business Acquisition [Line Items]
Business acquisition consideration issued (in shares)						87,603,842	87,603,842
Ziggo Statutory Squeeze-Out [Member]
Business Acquisition [Line Items]
Equity interest acquired (in shares)			3,162,605
Equity interest transferred in cash (in dollars per share) | (per share)		€ 39.78	$ 48.14
Expected redemption value of mandatorily redeemable noncontrolling interest		€ 125.8									$ 152.2
Ziggo Statutory Squeeze-Out [Member] | Additional paid-in capital [Member]
Business Acquisition [Line Items]
Impact of Statutory Squeeze-out | $			$ 2.6
Searchlight [Member] | Choice Acquisition [Member]
Business Acquisition [Line Items]
Expected interest to be acquired	100.00%
Committed facilities to fund transaction costs | $	$ 257.5
Expected consideration to be transferred | $	$ 272.5
Searchlight [Member] | Choice Acquisition [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Business acquisition percentage of voting interests acquired										40.00%
Liberty Global [Member] | Choice Acquisition [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Business acquisition percentage of voting interests acquired										60.00%